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   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO

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                                  ANNUAL REPORT

                                NOVEMBER 30, 2001

                            -----------------------


                                     ADVISER

                       MILESTONE CAPITAL MANAGEMENT, L.P.






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TABLE OF CONTENTS

Letter to Our Shareholders ..........................................   3
Portfolio of Investments ............................................   4
Statement of Assets and Liabilities .................................   6
Statement of Operations .............................................   7
Statements of Changes in Net Assets .................................   8
Notes to Financial Statements .......................................   9
Financial Highlights ................................................  12
Independent Auditors' Report ........................................  17













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LETTER TO OUR SHAREHOLDERS
NOVEMBER 30, 2001


Dear Investors:

The year 2001 marked our seventh full year of operation and service to our investors, and the enclosed report highlights the results of our conservative, compliance-driven investment philosophy. On behalf of the Board and the entire Milestone team, we would like to express our sincere appreciation to you for your on-going confidence and support. As we look ahead to 2002, we remain committed to our fundamental business philosophy of working in partnership with all of the Fund's investors to consistently provide the highest standard of liquidity management services.

The market environment of the past year was characterized by great uncertainty and transition. The tragic events of September 11 have both eclipsed and profoundly affected virtually all market and world events. While Milestone remained fully operational and was not directly impacted by the attacks on the World Trade Center, a number of our clients, colleagues, and other financial intermediaries suffered deep personal losses and experienced significant challenges to their organizations. We continue to commit the full resources and capabilities of the Milestone staff to assist our investors and these organizations in every way we can. As we said in our special letter to investors on September 17, we believe that one of the greatest tributes we can pay to those who have been lost and those involved in the courageous recovery and rebuilding efforts is to re-dedicate ourselves to working together with our clients and colleagues to contribute in all possible ways to a stable marketplace, a recovering economy, and a strong community.

So we look ahead to 2002 more dedicated than ever before to our core mission and values, and determined NEVER TO FORGET the events of September 11, the victims of September 11, the heroes of September 11, and the lessons of September 11.



/s/ JANET TIEBOUT HANSON        /s/ MICHELLE TEITSCH    /s/ COLLEEN YACHIMSKI
-----------------------         --------------------    ---------------------
JANET TIEBOUT HANSON            MICHELLE TEITSCH        COLLEEN YACHIMSKI
Chairman of the Board           Co-CIO                  Senior Portfolio Manager
The Milestone Funds             Milestone Capital       Milestone Capital
President, CEO and Co-CIO       Management              Management
Milestone Capital Management

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TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2001
($ in Thousands)

--------------------------------------------------------------------------------
                                    PRINCIPAL  INTEREST    MATURITY      VALUE
                                     AMOUNT      RATE        DATE       (NOTE 1)
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 18.1%
U.S. TREASURY NOTES - 9.9%

                                   $ 50,000     5.625%     11/30/02     $ 51,835
                                      5,000      5.75%     10/31/02        5,163
                                     60,000      5.75%     11/30/02       62,097
                                     15,000     6.625%      4/30/02       15,156
                                     45,000      7.50%      5/15/02       45,711
                                                                        --------
                                                                         179,962
                                                                        --------

U.S. TREASURY BILLS - 8.2%

                                     50,000      1.93%     12/27/01       49,930
                                    100,000      1.97%      12/6/01       99,973
                                                                        --------
                                                                         149,903
                                                                        --------

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $329,865)              329,865
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 82.0%

Barclays   Capital,   Inc.,   dated   11/30/01,    repurchase   price   $426,006
(Collateralized by: U.S. Treasury Bills: $435,085, 12/13/01-12/27/01; aggregate market value $434,450)

                                    425,931      2.12%      12/3/01      425,931

Bear, Stearns & Co., Inc., dated 11/30/01, repurchase price $75,013 (Collateralized by: U.S. Treasury Bills: $2,205, 12/6/01-12/13/01; U.S. Treasury
Bonds: $1,200,  9.375%-10.75%,  8/15/05-2/15/06;  U.S. Treasury Notes:  $69,460,
5.25%-7.875%, 12/31/01-5/15/08; aggregate market value $77,447)

                                     75,000      2.13%      12/3/01       75,000

BNP  Paribas  Securities  Corp.,   dated  11/30/01,   repurchase  price  $85,015
(Collateralized by: U.S. Treasury Bill: $87,479, 5/30/02; market value $86,701)

                                     85,000      2.10%      12/3/01       85,000

Credit Suisse First Boston Corp., dated 11/30/01, repurchase price $77,014 (Collateralized by: U.S. Treasury Bonds: $15,527, 11.125%-14.25%, 2/15/02-5/15/05; U.S. Notes: $56,314, 4.25%-7.875%, 1/31/02-5/15/07; aggregate market value $78,545)

                                     77,000      2.13%      12/3/01       77,000

Deutsche  Banc Alex.  Brown Inc.,  dated  11/30/01,  repurchase  price  $415,073
(Collateralized  by:  U.S.  Notes:  $406,056,   4.625%-5.50%,   2/28/03-5/31/03;
aggregate market value $423,301)

                                    415,000     2.125%      12/3/01      415,000

Greenwich Capital Markets, Inc., dated 11/30/01, repurchase price $75,013 (Collateralized by: U.S. Treasury Bonds: $13,845, 7.875%-13.75%, 11/15/02-8/15/08; U.S. Treasury Notes: $56,778, 2.75%-7.875%, 1/31/02-5/15/08;
aggregate market value $76,502)

                                     75,000      2.10%      12/3/01       75,000

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PORTFOLIO OF INVESTMENTS (CONT'D)

NOVEMBER 30, 2001
($ in Thousands)

--------------------------------------------------------------------------------
                                    PRINCIPAL  INTEREST    MATURITY      VALUE
                                     AMOUNT      RATE        DATE       (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 82.0% (CONT'D)

J.P.  Morgan   Securities  Inc.,   dated  11/30/01,   repurchase  price  $85,015
(Collateralized by: U.S. Treasury Bills: $86,925, 1/17/02-1/24/02; market value $86,703)

                                     85,000      2.08%      12/3/01      85,000

Merrill Lynch Government Securities Inc., dated 11/30/01, repurchase price $85,015 (Collateralized by: U.S. Treasury Bonds: $10,244, 8.375%- 14.25%,
2/15/02-8/15/08;  U.S. Treasury Notes: $70,983, 3.375%-7.50%,  12/31/01-1/15/07;
market value $86,705)

                                     85,000      2.08%      12/3/01      85,000

Salomon  Smith  Barney,   Inc.,   dated  11/30/01,   repurchase   price  $85,015
(Collateralized by: U.S. Treasury Note: $82,640, 6.25%, 7/31/02; market value $86,728)

                                     85,000      2.08%      12/3/01      85,000

UBS Warburg LLC, dated 11/30/01,  repurchase price $87,015  (Collateralized  by:
U.S. Treasury Bonds: $20,947,  10.75%-11.625%,  11/15/02-2/15/03;  U.S. Treasury
Notes: $61,397, 3.875%-6.875%, 5/31/02-2/15/07; aggregate market value $88,743)

                                     87,000      2.11%      12/3/01      87,000

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TOTAL REPURCHASE AGREEMENTS (COST $1,494,931)                         1,494,931
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $1,824,796)--100.1%                           1,824,796
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)%                            (2,321)
--------------------------------------------------------------------------------
NET ASSETS--100.0%                                                   $1,822,475
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See notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2001

ASSETS:
   Investments, at amortized cost (note 1)                        $  329,865,458
   Repurchase agreements, at value and cost (note 1)               1,494,931,000
   Cash                                                                      111
   Interest receivable                                                   363,835
   Prepaid expenses                                                        7,471
                                                                  --------------
Total assets                                                       1,825,167,875
                                                                  --------------
LIABILITIES:
   Administration fee payable                                             66,095
   Advisory fee payable                                                  165,233
   Shareholder Service fee payable- Investor Shares                       49,360
   Shareholder Service fee payable- Institutional Shares                  15,890
   Shareholder Service fee payable- Financial Shares                      14,598
   Shareholder Service fee payable- Service Shares                         4,989
   Shareholder Service fee payable- Premium Shares                        24,120
   Distribution fee payable- Service Shares                                  910
   Distribution fee payable- Premium Shares                               21,642
   Dividends payable                                                   2,101,738
   Accrued expenses                                                      228,703
                                                                  --------------
Total liabilities                                                      2,693,278
                                                                  --------------
NET ASSETS                                                        $1,822,474,597
                                                                  ==============
NET ASSETS BY CLASS OF SHARES:
   Investor Shares                                                $  314,360,658
   Institutional Shares                                              728,920,328
   Financial Shares                                                  640,140,240
   Service Shares                                                     28,839,975
   Premium Shares                                                    110,213,396
                                                                  --------------
NET ASSETS                                                        $1,822,474,597
                                                                  ==============
SHARES OUTSTANDING
   Investor Shares                                                   314,366,521
                                                                  ==============
   Institutional Shares                                              728,905,443
                                                                  ==============
   Financial Shares                                                  640,142,801
                                                                  ==============
   Service Shares                                                     28,838,730
                                                                  ==============
   Premium Shares                                                    110,221,102
                                                                  ==============
NET ASSET VALUE PER SHARE                                         $         1.00
                                                                  ==============
COMPOSITION OF NET ASSETS:
   Shares of beneficial interest                                  $1,822,474,597
                                                                  ==============
NET ASSETS                                                        $1,822,474,597
                                                                  ==============
See notes to financial statements.
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STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2001

INVESTMENT INCOME:
   Interest                                                        $ 94,942,672
                                                                   ------------
EXPENSES (note 2):
   Advisory fees                                                      2,137,520
   Administration fees                                                  491,555
   Shareholder Service fees:
     Investor Shares                                                    649,041
     Institutional Shares                                               409,566
     Financial Shares                                                   462,072
     Service Shares                                                      58,849
     Premium Shares                                                     158,640
   Distribution fees:
     Service Shares                                                      10,678
     Premium Shares                                                     141,603
   Custodian fees and expenses                                          153,880
   Publication expenses and rating service fees                         120,017
   Transfer agent fees and expenses                                      84,900
   Accounting service fees                                               60,800
   Legal fees                                                            48,435
   Cash management fees                                                  48,405
   Registration and filing fees                                          42,750
   Reports to shareholders                                               30,205
   Insurance expense                                                     28,050
   Audit fees                                                            22,629
   Trustees' fees                                                        11,280
   Other expenses                                                         3,984
                                                                   ------------
Total expenses before fee waiver                                      5,174,859
Waiver of shareholder service and distribution fees                    (403,833)
                                                                   ------------
Total expenses after fee waiver                                       4,771,026
                                                                   ------------
NET INVESTMENT INCOME                                                90,171,646
NET REALIZED GAIN ON INVESTMENTS                                      1,072,444
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 91,244,090
                                                                   ============

See notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

                                                FOR THE YEAR      FOR THE YEAR
                                                   ENDED             ENDED
                                                NOVEMBER 30,      NOVEMBER 30,
                                                    2001              2000
                                               --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                        $   90,171,646    $  143,787,294
  Net realized gain on investments                  1,072,444           112,778
                                               --------------    --------------
    Net increase in net assets resulting
      from operations                              91,244,090       143,900,072
                                               --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income--Investor Shares          (11,265,520)      (17,801,160)
  Net investment income--Institutional Shares     (35,716,453)      (61,449,599)
  Net investment income--Financial Shares         (40,185,235)      (58,839,174)
  Net investment income--Service Shares              (923,625)       (1,908,797)
  Net investment income--Premium Shares            (2,080,813)       (3,788,564)
  Net realized gain on investments--
    Investor Shares                                  (156,596)          (13,079)
  Net realized gain on investments--
    Institutional Shares                             (415,154)          (47,816)
  Net realized gain on investments--
    Financial Shares                                 (443,571)          (46,550)
  Net realized gain on investments--
    Service Shares                                    (11,610)           (1,480)
  Net realized gain on investments--
    Premium Shares                                    (46,346)           (3,020)
                                               --------------    --------------
    Total distributions to shareholders           (91,244,923)     (143,899,239)
                                               --------------    --------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST*:
  Sale of shares--Investor Shares                 958,724,604     1,363,527,769
  Sale of shares--Institutional Shares          4,568,673,150     5,272,556,618
  Sale of shares--Financial Shares              5,929,711,107     7,058,219,101
  Sale of shares--Service Shares                   40,130,497        91,993,890
  Sale of shares--Premium Shares                  429,055,121       174,861,751
  Reinvested dividends--Investor Shares             3,424,314         6,942,550
  Reinvested dividends--Institutional Shares       19,057,082        35,927,308
  Reinvested dividends--Financial Shares           22,354,661        35,850,062
  Reinvested dividends--Service Shares                 88,955           144,931
  Reinvested dividends--Premium Shares                 14,917            31,057
  Cost of shares repurchased--
    Investor Shares                              (959,650,641)   (1,402,383,125)
  Cost of shares repurchased--
    Institutional Shares                       (4,745,921,157)   (5,620,900,281)
  Cost of shares repurchased--
    Financial Shares                           (6,555,218,677)   (6,450,721,658)
  Cost of shares repurchased--
    Service Shares                                (41,103,377)     (102,332,739)
  Cost of shares repurchased--
    Premium Shares                               (387,661,020)     (174,879,339)
                                               --------------    --------------
    Net increase (decrease) in net assets
      from shares of beneficial interest         (718,320,464)      288,837,895
                                               --------------    --------------
  Total increase (decrease)                      (718,321,297)      288,838,728
NET ASSETS:
  Beginning of year                             2,540,795,894     2,251,957,166
                                               --------------    --------------
  End of year                                  $1,822,474,597    $2,540,795,894
                                               ==============    ==============

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2001

NOTE 1.  SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2001 is substantially the same as shown on the accompanying portfolio of investments.

MULTIPLE CLASS ALLOCATIONS - Each share of the portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees, Administration fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

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NOTES TO FINANCIAL STATEMENTS (CONT'D)

NOVEMBER 30, 2001

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust had adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee at an annual rate equal to 0.25% of the average daily net assets of the Investor Shares, Service Shares and Premium Shares. For Institutional Shares, the Adviser receives from the Trust a fee at an annual rate up to 0.10% of the average daily net assets. For the year ended November 30, 2001, the Adviser agreed to waive any portion of its shareholder servicing fee in order to limit the total expenses of the Institutional Shares to 0.20% of its average daily net assets. As a result, the Adviser received a 0.04% shareholder service fee for the Institutional Shares. Effective December 1, 1999, the Board of Trustees of the Milestone Funds consented to and adopted a Shareholder Service Plan for the Financial Class of the Portfolio. Under this plan, the Adviser will receive from the Trust an annual shareholder service fee of up to 0.05% of the average net assets of the Financial Shares. For the year ended November 30, 2001, the adviser received a 0.02% shareholder service fee for the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The adviser agreed to waive any portion of distribution expenses in order to limit the total expenses of the Service and Premium Shares to 0.45% and 0.60% of their average daily net assets, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2001, there were no unreimbursed expenses. For the year ended November 30, 2001, the Portfolio incurred 0.05% and 0.22% of these distribution expenses for the Service and the Premium Shares, respectively.

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NOTES TO FINANCIAL STATEMENTS (CONT'D)

NOVEMBER 30, 2001

The Adviser also assumed the role of administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective assets for administration expenses.

During the current fiscal period, the Portfolio paid administration fees attributable to each class as follows:

                 Investor Shares:                         $176,916
                 Institutional Shares:                     196,405
                 Financial Shares:                          14,039
                 Service Shares:                             2,665
                 Premium Shares:                             1,530

In addition, the Portfolio has a sub-administration agreement with The Bank of New York (the "Sub-Administrator"). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the
Sub-Administrator. For its services, the Sub-Administrator received $100,000 during the current fiscal period.

Unified Fund Services, Inc. is the Trust's transfer agent and dividend disbursing agent, and is also the Trust's Underwriter of the Portfolio's shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

--------------------------------------------------------------------------------

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

TREASURY OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                    INVESTOR
                                                                     SHARES
                                  -------------------------------------------------------------------------
                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                      ENDED          ENDED          ENDED         ENDED            ENDED
                                  NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                      2001           2000           1999           1998            1997
                                  ------------   ------------   ------------   ------------   -------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD

Beginning net asset value
  per share                         $   1.00       $   1.00       $   1.00       $   1.00        $   1.00
                                    --------       --------       --------       --------        --------
Net investment income                  0.039          0.057          0.046          0.051           0.051
Dividends from net
  investment income                   (0.039)        (0.057)        (0.046)        (0.051)         (0.051)
                                    --------       --------       --------       --------        --------
Ending net asset value
  per share                         $   1.00       $   1.00       $   1.00       $   1.00        $   1.00
                                    ========       ========       ========       ========        ========
TOTAL RETURN                            4.02%          5.89%          4.69%          5.23%           5.23%
RATIOS/SUPPLEMENTAL DATA

Ratios to average net assets:
   Expenses                             0.42%(a)       0.40%          0.40%          0.40%           0.41%
   Net investment income                3.88%          5.72%          4.60%          5.08%           5.13%
Net assets at the end of
   the period (000's omitted)       $314,361       $311,868       $343,781       $421,088        $385,229

(a) Net of servicing fees waived of 0.01% for the period June 1, 2001-November 30, 2001.

See notes to financial statements.
--------------------------------------------------------------------------------

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

TREASURY OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (CONT'D)

                                                                 INSTITUTIONAL
                                                                     SHARES
                                  --------------------------------------------------------------------------
                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR     FOR THE YEAR
                                      ENDED          ENDED          ENDED          ENDED            ENDED
                                  NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,     NOVEMBER 30,
                                      2001           2000           1999           1998             1997
                                  ------------   ------------   ------------   ------------     ------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
       per share                    $   1.00       $   1.00       $   1.00       $   1.00           $   1.00
                                    --------       --------     ----------     ----------         ----------
Net investment income                  0.042          0.059          0.048          0.053              0.053
Dividends from net
   investment income                  (0.042)        (0.059)        (0.048)        (0.053)            (0.053)
                                    --------       --------     ----------     ----------         ----------
Ending net asset value
   per share                        $   1.00       $   1.00       $   1.00       $   1.00           $   1.00
                                    ========       ========     ==========     ==========         ==========
TOTAL RETURN                            4.25%          6.11%          4.91%          5.45%              5.46%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses(a)                          0.20%          0.20%          0.20%          0.20%              0.20%
   Net investment income                4.28%          5.91%          4.79%          5.30%              5.32%
Net assets at the end of
   the period (000's omitted)       $728,920       $887,097     $1,199,513     $1,686,835         $1,183,905

(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.01%, 0.00%, 0.00%, 0.01%, and 0.01%, for each of the respective periods presented.


See notes to financial statements.
--------------------------------------------------------------------------------

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

  TREASURY OBLIGATIONS PORTFOLIO

  FINANCIAL HIGHLIGHTS (CONT'D)

                                                                   FINANCIAL
                                                                     SHARES
                                  -----------------------------------------------------------------------------
                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE PERIOD
                                      ENDED          ENDED          ENDED          ENDED       MARCH 13, 1997*
                                  NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,        THROUGH
                                      2001           2000           1999           1998       NOVEMBER 30, 1997
                                  ------------   ------------   ------------   ------------   -----------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD

Beginning net asset value
   per share                        $   1.00       $   1.00       $   1.00       $   1.00         $   1.00
                                    --------     ----------       --------       --------         --------
Net investment income                  0.042          0.060          0.049          0.054            0.038
Dividends from net
   investment income                  (0.042)        (0.060)        (0.049)        (0.054)          (0.038)
                                    --------     ----------       --------       --------         --------
Ending net asset value
   per share                        $   1.00     $     1.00       $   1.00       $   1.00         $   1.00
                                    ========     ==========       ========       ========         ========
TOTAL RETURN                            4.30%          6.16%          4.97%          5.50%            5.52%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses (b)                         0.15%          0.15%          0.14%          0.15%            0.14%(a)
   Net investment income                4.35%          6.00%          4.90%          5.28%            5.45%(a)
Net assets at the end of
   the period (000's omitted)       $640,140     $1,243,296       $599,948       $314,556         $ 90,465

(a)  Annualized.

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.03%, 0.00%, 0.00% and 0.01%, for each of the respective periods presented.

 *  Commencement of operations.


See notes to financial statements.
--------------------------------------------------------------------------------

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

  TREASURY OBLIGATIONS PORTFOLIO

  FINANCIAL HIGHLIGHTS (CONT'D)

                                                                    SERVICE
                                                                     SHARES
                                  -----------------------------------------------------------------------------
                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE PERIOD
                                      ENDED          ENDED          ENDED          ENDED         MAY 2, 1997*
                                  NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,        THROUGH
                                      2001           2000           1999           1998       NOVEMBER 30, 1997
                                  ------------   ------------   ------------   ------------   -----------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD

Beginning net asset value
   per share                        $   1.00     $     1.00       $   1.00       $   1.00         $   1.00
                                    --------     ----------       --------       --------         --------
Net investment income                  0.039          0.057          0.046          0.051            0.030
Dividends from net
   investment income                  (0.039)        (0.057)        (0.046)        (0.051)          (0.030)
                                    --------     ----------       --------       --------         --------
Ending net asset value
   per share                        $   1.00     $     1.00       $   1.00       $   1.00         $   1.00
                                    ========     ==========       ========       ========         ========
TOTAL RETURN                            3.99%          5.84%          4.65%          5.19%            5.21%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses                             0.45%(b)       0.45%          0.45%          0.45%            0.45%(a)
   Net investment income                3.92%          5.71%          4.50%          5.07%            5.15%(a)
Net assets at the end of
   the period (000's omitted)       $ 28,840     $   29,723       $ 39,917       $109,993         $242,068

(a)  Annualized.

(b)  Net of distribution fees waived of 0.01%.

*    Commencement of operations.


See notes to financial statements.
--------------------------------------------------------------------------------

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

  TREASURY OBLIGATIONS PORTFOLIO

  FINANCIAL HIGHLIGHTS (CONT'D)

                                                                    PREMIUM
                                                                     SHARES
                                  --------------------------------------------------------------------------------
                                  FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR      FOR THE PERIOD
                                      ENDED           ENDED           ENDED           ENDED          MAY 20, 1997*
                                  NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,         THROUGH
                                      2001            2000            1999            1998        NOVEMBER 30, 1997
                                  ------------    ------------    ------------    ------------    -----------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD

Beginning net asset value
   per share                        $   1.00      $     1.00        $   1.00        $   1.00          $   1.00
                                    --------      ----------        --------        --------          --------
Net investment income                  0.038           0.056           0.044           0.049             0.027
Dividends from net
   investment income                  (0.038)         (0.056)         (0.044)         (0.049)           (0.027)
                                    --------      ----------        --------        --------          --------
Ending net asset value
   per share                        $   1.00      $     1.00        $   1.00        $   1.00          $   1.00
                                    ========      ==========        ========        ========          ========
TOTAL RETURN                            3.84%           5.68%           4.49%           5.03%             5.06%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses                             0.60%(b)        0.60%           0.60%           0.60%             0.60%(a)
   Net investment income                3.28%           5.56%           4.40%           4.92%             5.01%(a)
Net assets at the end of
   the period (000's omitted)       $110,213      $   68,812        $ 68,799        $ 85,937          $ 84,239

(a)  Annualized.

(b)  Net of distribution fees waived of 0.01%.

*    Commencement of operations.


See notes to financial statements.
--------------------------------------------------------------------------------

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

TREASURY OBLIGATIONS PORTFOLIO

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS

We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio of The Milestone Funds, including the portfolio of investments, as of November 30, 2001, and the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York

January 24, 2002


--------------------------------------------------------------------------------

                                  -------------
                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS
                                  -------------

                                     Adviser

--------------------------------------------------------------------------------
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701

                                  Administrator
--------------------------------------------------------------------------------
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701

                          Underwriter / Transfer Agent
--------------------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806
                                  800-363-7660

                                 Primary Dealer
--------------------------------------------------------------------------------
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167

                                    Custodian
--------------------------------------------------------------------------------
                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                                  Legal Counsel
--------------------------------------------------------------------------------
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022

                              Independent Auditors
--------------------------------------------------------------------------------
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434

                   THIS REPORT IS AUTHORIZED FOR DISTRIBUTION
                   ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS
           WHO HAVE RECEIVED A COPY OF THE MILESTONE FUNDS PROSPECTUS


                               The Milestone Funds
                One Executive Boulevard, Yonkers, New York 10701
                                  800-941-MILE
--------------------------------------------------------------------------------